Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 710,441	$ 655,017	$ 2,080,430	$ 1,916,752
Top client
Disaggregation of Revenue [Line Items]
Revenue	80,857	92,280	270,416	254,655
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	176,598	173,112	512,883	502,514
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	91,134	94,631	247,309	287,782
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	134,111	106,184	399,877	329,833
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 227,741	$ 188,810	$ 649,945	$ 541,968